Non-current assets - Additional Information (Detail) - EUR (€) € in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Non Current Assets [Line Items]
Deferred tax assets non current	€ 131	€ 101	€ 193
Aegon N.V [member]
Disclosure Of Non Current Assets [Line Items]
Deferred tax assets non current	€ 138	€ 148